Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	RLJ ENTERTAINMENT, INC.
Entity Central Index Key	0001546381
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2015	2014
Document Fiscal Period Focus	Q1	FY
Document Type	S-1
Amendment Flag	false	false
Document Period End Date	Mar. 31, 2015	Dec. 31, 2014